Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Initial value of derivative liabilities	$ 10,504
Gain recognized from derivatives	$ 736